EMPLOYEE POST-RETIREMENT BENEFITS - Net Change in Level III Fair Value (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Net change in the Level III fair value category
Plan assets at fair value – beginning of year	$ 4,576
Plan assets at fair value – end of year	3,835	$ 4,576
Significant Unobservable Inputs (Level III)
Net change in the Level III fair value category
Plan assets at fair value – beginning of year	565	417
Purchases and sales	52	100
Realized and unrealized gains	15	48
Plan assets at fair value – end of year	$ 632	$ 565